Indemnification Asset with Related Party and Litigation Finance Payable	12 Months Ended
Dec. 31, 2024
Indemnification Asset with Related Party and Litigation Finance Payable
Indemnification Asset with Related Party and Litigation Finance Payable

6. Indemnification Asset with Related Party and Litigation Finance Payable

On June 3, 2020, Liquidia PAH entered into a litigation financing arrangement (the “Financing Agreement”) with Henderson SPV, LLC (“Henderson”). Liquidia PAH, along with Sandoz (collectively the “Plaintiffs”), are pursuing litigation against United Therapeutics Corporation (“United Therapeutics”) (the “RareGen Litigation”). Under the Financing Agreement, Henderson will fund Liquidia PAH’s legal and litigation expenses (referred to as “Deployments”) in exchange for a share of certain litigation or settlement proceeds. Deployments received from Henderson are recorded as a Litigation finance payable.

Litigation proceeds will be split equally between Liquidia PAH and Sandoz. Unless there is an event of default by Henderson, litigation proceeds received by Liquidia PAH must be applied first to repayment of total Deployments received. Litigation proceeds in excess of Deployments received are split between Liquidia PAH and Henderson according to a formula. Unless there is an event of default by PBM (as defined below), all proceeds received by Liquidia PAH are due to PBM as described further below.

On November 17, 2020, Liquidia PAH entered into a Litigation Funding and Indemnification Agreement (“Indemnification Agreement”) with PBM RG Holdings, LLC (“PBM”). PBM is considered to be a related party as it is controlled by a major stockholder (which beneficially owns approximately 7.8% of Liquidia Corporation common stock as of March 10, 2025), who is also a member of our Board of Directors.

Under the terms of the Indemnification Agreement, PBM now controls the litigation, with Liquidia PAH’s primary responsibility being to cooperate to support the litigation proceedings as needed. The Indemnification Agreement provides that Liquidia PAH and its affiliates will not be entitled to any proceeds resulting from, or bear any financial or other liability for, the RareGen Litigation unless there is an event of default by PBM. Any Liquidia PAH litigation expenses not reimbursed by Henderson under the Financing Agreement will be reimbursed by PBM. Any proceeds received which Henderson is not entitled to under the Financing Agreement will be due to PBM.

The Indemnification Asset is increased as we record third party legal and litigation expenses related to the RareGen litigation.

As of December 31, 2024, the Indemnification Asset and Litigation Finance Payable were classified as long-term assets and liabilities, respectively, as it is considered unlikely that the RareGen Litigation would conclude prior to December 31, 2025.